Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%